PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Components of net periodic pension benefit cost (Details) - IDR (Rp) Rp in Millions		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Threshold minimum pension benefits	Rp 1
The company | Retired before end of June 2002
Disclosure of defined benefit plans [line items]
Maximum monthly pension benefits, settlements made		Rp 34,000	Rp 50,000
The company | Funded pension
Disclosure of defined benefit plans [line items]
Percentage of companies share in total plan assets		1.54%	2.28%
Percentage of Debt Instruments Contributed to Fair Value of Plan Assets		1.78%	1.72%
Actual return on plan asset		Rp 275,000	Rp 1,768,000
Minimum FSR required for non contribution to fund		105.00%
Funding Sufficiency Ratio		105.00%
The company | Series B shares | Funded pension
Disclosure of defined benefit plans [line items]
Equity instruments		Rp 294,000	Rp 457,000